Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000131942
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	9.92%		9.67%
Without Sales Load [Member] | C000190555
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%	10.28%	10.49%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%		9.23%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	10.22%
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%	10.31%		8.50%
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%	10.31%	9.09%